Operating Leases and Obligations Related to Finance Leases - Operating Leases Maturity Analysis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
2022	$ 43,400	$ 66,300
2023	21,100	32,900
Lessee, Operating Lease, Liability, Payments, Due after Year Five		6,600
Operating lease right-of-use assets (notes 10 and 15)	$ 52,162	76,314
Charter Contract Extension, Period	1 year
Time-charter hire expenses (note 10)	$ 74,795	70,836	$ 27,374
Lessee, Operating Lease, Liability, Payments, Due Year Three	13,400	18,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	8,500	11,200
Lessee, Operating Lease, Liability, Payments, Due Year Five	$ 7,400	6,300
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
LR2 and Aframax Tankers
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 56,200
Lessee, Operating Lease, Term of Contract	12 months	12 months
Operating lease right-of-use assets (notes 10 and 15)		$ 56,200
Number of Options to Extend | vessel	3
LR2 and Aframax Tankers | January 2023
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract		24 months
LR2 and Aframax Tankers | February 2023
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract		36 months
LR2 and Aframax Tankers | January 2023
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract		84 months
LR2 and Aframax Tankers | May 2023 and September 2023
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 12,600
Operating lease right-of-use assets (notes 10 and 15)		$ 12,600
LR2 and Aframax Tankers | May 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	$ 8,600
Operating lease right-of-use assets (notes 10 and 15)	$ 8,600
Ship-to-ship Support Vessel [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	12 months	18 months
Ship-to-ship Support Vessel [Member] | September 2023
Lessee, Lease, Description [Line Items]
Operating Lease, Liability		$ 900
Operating lease right-of-use assets (notes 10 and 15)		900
Ship-to-ship Support Vessel [Member] | May 2024
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	$ 500
Operating lease right-of-use assets (notes 10 and 15)	500
Bunker Tanker
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	$ 8,800
Lessee, Operating Lease, Term of Contract	54 months
Operating lease right-of-use assets (notes 10 and 15)	$ 8,800
Long-Term Lease
Lessee, Lease, Description [Line Items]
2022	27,461
2023	13,678
Operating Lease, Liability	28,716
Lessee, Operating Lease, Liability, Payments, Due Year Three	8,477
Lessee, Operating Lease, Liability, Payments, Due Year Four	5,284
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,944
Lessee, Operating Lease, Liability, to be Paid	58,844
Long-Term Non-lease
Lessee, Lease, Description [Line Items]
2022	15,912
2023	7,400
Lessee, Operating Lease, Liability, Payments, Due Year Three	4,933
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,250
Lessee, Operating Lease, Liability, Payments, Due Year Five	3,444
Lessee, Operating Lease, Liability, to be Paid	34,939
Short Term Lease less than 1 year [Member]
Lessee, Lease, Description [Line Items]
Time-charter hire expenses (note 10)	0	$ 0
Short-Term Lease
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	24,875
Short and Long-Term Lease
Lessee, Lease, Description [Line Items]
Operating Lease, Liability	53,591
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 5,253